SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Share Capital
SHARE CAPITAL

17	SHARE CAPITAL

	2023	2022
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2022: 105,263,000 ordinary shares):
At January 1	105,263	105,263
Issue of new shares for the initial public offering	6,687	-
Issue of new shares for the conversion of Convertible Bonds	20,475	-
At December 31	132,425	105,263

On September 14, 2023, upon completion of the Initial Public Offering, the Company issued 6,686,944 ordinary shares (equivalent to 835,868 American Depositary Shares (“ADS”)) including over-allotment at a price to the public of US$9 per ADS, before deducting underwriting discounts and offering expenses. Each ADS represents eight ordinary shares of the Company. Gross proceeds of the Initial Public Offering including over-allotment was $7.5 million and net proceeds of the Initial Public Offering including over-allotment was $5.1 million, after deducting underwriting discounts and offering expenses.

A registration statement on Form F-1 (File No. 333-271425) related to the Offering has been filed with, and declared effective on September 11, 2023 by the SEC. The ADSs began trading on September 12, 2023 on the Nasdaq Capital Market under the symbol “NWGL”.

On October 9, 2023, the Company’s outstanding convertible bonds were converted into 20,475,377 ordinary shares.

As of December 31, 2023, the Company is authorized to issue a maximum of 200,000,000 (2022: 200,000,000) shares and paid up 132,425,321 (2022: 105,263,000) ordinary shares with a par value of USD0.001. Each paid up ordinary share carries one vote and carry a right to dividends as and when declared by the Company.

Details of share option scheme issued by the Group is described in note 23.